Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 3,734,646	$ 12,264,736	$ 194,214
Unbilled receivable	276,631	441,721
Right-of-use asset	10,251	24,721	23,538
Prepaid expenses and other current assets	3,173,246	2,931,415	130,124
Total current assets	7,194,774	15,662,593	347,876
Property and equipment, net			151
Deferred financing costs	82,819
Other assets	671,423	754,756	3,780
Total assets	7,949,016	16,417,349	351,807
Current liabilities:
Accounts payable	3,048,037	301,104	1,724,598
Accrued expenses and other liabilities	2,670,591	3,407,533	344,792
Lease liability	10,313	24,874	25,500
Notes payable and accrued interest ($2,519,539 and $12,358,886 at fair value at June 30, 2022 and December 31, 2021, respectively)	2,519,539	12,748,155	4,245,082
Embedded derivative on convertible notes			670,262
Total current liabilities	8,248,480	16,481,666	7,010,234
Long-term liabilities:
Notes payable, net of current portion	137,317	4,440,951
Other long-term liabilities	360,797	3,652,790
Total long-term liabilities		8,093,741
Total liabilities	8,746,594	24,575,407	7,010,234
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at June 30, 2022 (unaudited) and December 31, 2021
Common stock, $0.0001 par value, 150,000,000 shares authorized; 35,550,034 and 24,662,904 shares issued at June 30, 2022 (unaudited) and December 31, 2021, respectively; 35,530,279 and 24,643,149 shares outstanding at June 30, 2022 (unaudited) and December 31, 2021, respectively	3,553	2,464	1,577
Additional paid-in capital	95,016,354	77,964,860	49,516,337
Accumulated deficit	(95,511,543)	(85,845,567)	(55,958,716)
Total Ensysce Biosciences, Inc. stockholders’ deficit	(491,636)	(7,878,243)	(6,440,802)
Noncontrolling interests in stockholders’ deficit	(305,942)	(279,815)	(217,625)
Total stockholders’ deficit	(797,578)	(8,158,058)	(6,658,427)
Total liabilities and stockholders’ deficit	$ 7,949,016	$ 16,417,349	$ 351,807